Other financial assets, Non-current (Tables)	12 Months Ended
Mar. 31, 2024
Other Financial Assets Non-current
Schedule of other financial assets, Non-current
	March 31,
	2023	2024
Security deposits	49,864	24,039
Total	49,864	24,039